Other investments - Disclosure of detailed information about other investments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Other Investments [Line Items]
Total	$ 169,010	$ 157,514
Fair value through profit or loss (warrants and convertible instruments) [Member]
Other Investments [Line Items]
Balance - January 1	25,063	1,700
Acquisitions	17,754	4,782
Exercise of warrants	(1,122)	(347)
Change in fair value	6,286	2,387
Amendment of a note receivable	0	16,541
Balance - December 31	47,981	25,063
Fair value through other comprehensive (loss) income (common shares) [Member]
Other Investments [Line Items]
Balance - January 1	115,590	57,409
Acquisitions	18,668	18,602
Exercise of warrants	600	452
Transfer from associates	0	8,998
Change in fair value	7,303	40,993
Disposals	(47,930)	(10,864)
Balance - December 31	94,231	115,590
Amortized cost (notes) [Member]
Other Investments [Line Items]
Balance - January 1	16,861	8,777
Acquisitions	14,961	7,998
Repayment	(3,007)	0
Transfer from short-term investments	0	8,467
Impairments	(2,112)	(7,998)
Foreign exchange impact revaluation	95	(383)
Balance - December 31	$ 26,798	$ 16,861